Label	Element	Value
Emerging Markets Debt Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000813900_SupplementTextBlock

SUPPLEMENT DATED FEBRUARY 28, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS FOR

CLASS D, I AND P SHARES DATED MAY 1, 2018

This supplement revises the Pacific Select Fund Prospectus for Class D, I and P Shares dated May 1, 2018, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Emerging Markets Debt Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Emerging Markets Debt Portfolio – In the Principal Investment Strategies subsection, the last sentence of the third paragraph is deleted.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	In addition, in the Principal Risks subsection, Frontier Markets Risk is deleted.